SHARE-BASED PAYMENTS - Employee share purchase plans (Details) - ESPP	Dec. 31, 2025
Share-based payment transaction
Maximum contribution of annual base salary of employees (as a percent)	10.00%
Employer contributions (as a percent of employee contribution)	50.00%